Share-based Compensation - Schedule of options fair value assumptions (Details) - $ / shares	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (USD)		$ 0.10
Fair value of the ordinary shares on the date of grant		$ 15.78
Expected term (in years)		10 years
Expected dividend yield		0.00%
2019 and 2020 Share Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of the ordinary shares on the date of grant		$ 14.42
Risk-free interest rate		0.93%
Expected volatility		47.00%
2019 and 2020 Share Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of the ordinary shares on the date of grant		$ 17.35
Risk-free interest rate		1.48%
Expected volatility		48.00%
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (USD)		$ 14.63
Fair value of the ordinary shares on the date of grant	$ 4.96	4.96
Fair value of the ordinary shares on the date of option grant (USD)		$ 10.67
Risk-free interest rate		1.59%
Expected term (in years)		10 years
Expected dividend yield		0.00%
Expected volatility		47.00%